Investment Strategy - AOT Growth and Innovation ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF) that invests in U.S. listed equity securities that AOT Invest LLC (the “Sub-Adviser”) believes have high growth potential based on a low marginal cost business model.
The Sub-Adviser invests substantially all of the Fund’s assets in equity securities of companies that the Sub-Adviser believes are capable of future growth due to low marginal cost business models. The Sub-Adviser considers a company to have a low marginal cost business model if the company can deliver a greater amount of its goods or services without materially increasing the company’s costs. Such cost structures, in the Sub-Adviser’s view, yield greater profits, which can then be used to accelerate growth in existing markets and exploit growth in new markets. For example, a software company that sells its software to customers through the internet would have low incremental cost for each unit sold, which yields higher profits, which can then be used to expand sales.
The Sub-Adviser will invest in a variety of companies and industries with low marginal cost structures (beyond traditional low marginal cost industries, such as technology and software). For example, an insurance company that can deploy technology to issue more insurance policies without materially increasing its costs will realize greater profits. Such profit can be reinvested to expand the company’s overall market share or exploit new markets.
The Sub-Adviser utilizes its own internal research and analysis that leverages insights from diverse sources, including external research, to identify companies that capitalize on low marginal cost business models.
The Fund’s investment universe consists of publicly traded equity securities listed in the United States, including common stocks and American Depositary Receipts (“ADRs”), with a minimum market capitalization of $800 million. The Sub-Adviser excludes Real Estate Investment Trust (REITs), Global Depositary Receipts (“GDRs”) and Business Development Companies (“BDCs”).
Thereafter, the Sub-Adviser refines the starting universe by identifying sectors that are most suitable for low marginal cost companies (e.g., technology, media, certain forms of financial services, etc.). Specifically, the Sub-Adviser deploys a “top down” process using thematic research, which analyzes an overall industry’s attractiveness for marginal cost production (examples of analysis include: cost structure, overall market size, technological trends that can alter a sector’s cost structure, etc.).
Next, the Sub-Adviser assesses equity securities within the sectors identified above. Specifically, the Sub-Adviser seeks to invest in companies that offer a low marginal cost product or service, or otherwise benefits from advances in technology that reduces its cost structure. Such marginal cost leaders are generally identified as: (i) having a historical, current or future projected revenue growth rate exceeding 20% year over year, (ii) is established as a market leader in its respective market sector, industry or sub-industry, and (iii) the industry or sub-industry is expected to grow year over year.
Last, the Sub-Adviser employs several quality screens, which consider metrics like current profitability, stability, and recent operational improvements, to select the top 40 to 90 stocks for inclusion in the portfolio. Fund holdings are typically sold when a company’s valuation exceeds the Sub-Adviser’s intrinsic value for the company or realizes a change in growth rate (real or projected). The Sub-Adviser will rebalance the Fund’s portfolio to take advantage of market opportunities at any time. The portfolio is weighted based on a security’s attractiveness to the Sub-Adviser while also taking into consideration overall market capitalization.
Certain companies that do not meet a key screening criteria (e.g,, growth rate) but exhibit robust metrics in other categories (e.g., valuation, marginal cost structure, etc.) could be included in the portfolio. In addition, the Sub-Adviser may opt to invest in low cost, broad-based domestic equity ETFs for certain time periods if valuations are deemed to be excessively high.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in technology companies.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in companies with growth characteristics. For purposes of the Fund’s 80% investment policy, the Fund defines companies with growth characteristics based on their earnings-to-price and book-to-market ratios.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in companies with growth characteristics. For purposes of the Fund’s 80% investment policy, the Fund defines companies with growth characteristics based on their earnings-to-price and book-to-market ratios.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in technology companies.